Stockbased Compensation, Stock Option Disclosures (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-based Compensation Expense Disclosure [Abstract]
Tax benefit related to employees' and directors' stock plans	$ 14,600,000	$ 10,900,000	$ (1,600,000)
Expected Stock Price Volatility	33.00%	32.00%	31.00%
Risk Free Interest Rate	1.70%	2.00%	2.20%
Expected Life of Options (years)	4 years 1 month	4 years 1 month	3 years 10 months
Expected Annual Dividend	0	0	0
Weighted Average Grant Date Fair Value of Options Granted in Period (in dollars per share)	$ 15.79	$ 14.12	$ 10.41
Total Intrinsic Value of Options Exercised in Period	85,300,000	48,100,000	20,700,000
Options Outstanding [Roll Forward]
Options Outstanding, Beginning Balance	21.0	19.9	16.1
Granted	3.7	4.3	7.3
Exercised	(4.1)	(2.4)	(1.7)
Canceled / Expired	(1.0)	(0.8)	(1.8)
Options Outstanding, Ending Balance	19.6	21.0	19.9
Options, Additional Disclosures [Abstract]
Options Outstanding, Weighted Average Exercise Price, Beginning of Period (in dollars per share)	$ 42.15	$ 39.39	$ 40.72
Grants in Period, Weighted Average Exercise Price (in dollars per share)	$ 54.74	$ 49.61	$ 37.45
Exercises in Period, Weighted Average Exercise Price (in dollars per share)	$ 38.46	$ 31.96	$ 31.77
Canceled / Expired in Period, Weighted Average Exercise Price (in dollars per share)	$ 48.11	$ 44.55	$ 50.43
Options Outstanding, Weighted Average Exercise Price, End of Period (in dollars per share)	$ 45.00	$ 42.15	$ 39.39
Options Outstanding, Weighted Average Remaining Contractual Term	4 years 1 month
Options Vested and Unvested Expected to Vest	19.1
Options Vested and Unvested Expected to Vest, Weighted Average Exercise Price (in dollars per share)	$ 44.80
Options Vested and Unvested Expected to Vest, Weighted Average Remaining Contractual Term	4 years 1 month
Options Vested and Unvested Expected to Vest, Aggregate Intrinsic Value	78,400,000
Options Exercisable	10.8
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 41.77
Options Exercisable, Weighted Average Remaining Contractual Term	2 years 11 months
Options Exercisable, Intrinsic Value	$ 63,400,000
Common Stock, Market Value Per Share	$ 44.97
Minimum [Member]
Stock-based Compensation Expense Disclosure [Abstract]
Award Vesting Period	3 years
Option Term	7 years
Maximum [Member]
Stock-based Compensation Expense Disclosure [Abstract]
Award Vesting Period	5 years
Option Term	10 years